Document and Entity Information	Mar. 16, 2022
Prospectus:
Document Type	497
Document Period End Date	Mar. 16, 2022
Entity Registrant Name	Morgan Stanley Global Fixed Income Opportunities Fund
Entity Central Index Key	0000882381
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 16, 2022
Document Effective Date	Mar. 16, 2022
Prospectus Date	Feb. 28, 2022
Global Fixed Income Opportunities Fund | A | MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Prospectus:
Trading Symbol	DINAX
Global Fixed Income Opportunities Fund | B | MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Prospectus:
Trading Symbol	DINBX
Global Fixed Income Opportunities Fund | L | MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Prospectus:
Trading Symbol	DINCX
Global Fixed Income Opportunities Fund | I | MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Prospectus:
Trading Symbol	DINDX
Global Fixed Income Opportunities Fund | CLASS R6 | MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Prospectus:
Trading Symbol	MGFOX
Global Fixed Income Opportunities Fund | Class C | MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Prospectus:
Trading Symbol	MSIPX
Global Fixed Income Opportunities Fund | Class IR | MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Prospectus:
Trading Symbol	MFIRX
Morgan Stanley Mortgage Securities Trust | A | MORGAN STANLEY MORTGAGE SECURITIES TRUST
Prospectus:
Trading Symbol	MTGAX
Morgan Stanley Mortgage Securities Trust | B | MORGAN STANLEY MORTGAGE SECURITIES TRUST
Prospectus:
Trading Symbol	MTGBX
Morgan Stanley Mortgage Securities Trust | L | MORGAN STANLEY MORTGAGE SECURITIES TRUST
Prospectus:
Trading Symbol	MTGCX
Morgan Stanley Mortgage Securities Trust | I | MORGAN STANLEY MORTGAGE SECURITIES TRUST
Prospectus:
Trading Symbol	MTGDX
Morgan Stanley Mortgage Securities Trust | Class C | MORGAN STANLEY MORTGAGE SECURITIES TRUST
Prospectus:
Trading Symbol	MSMTX
Morgan Stanley Mortgage Securities Trust | Class R6 | MORGAN STANLEY MORTGAGE SECURITIES TRUST
Prospectus:
Trading Symbol	MORGX